Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
June 23, 2014

WBI ABSOLUTE RETURN BALANCED FUND

WBI ABSOLUTE RETURN BALANCED PLUS FUND

WBI ABSOLUTE RETURN DIVIDEND INCOME FUND

WBI ABSOLUTE RETURN DIVIDEND GROWTH FUND

(each a “Fund”, collectively the “Funds”)

No Load Class

Institutional Class

Each Fund is a series of Advisors Series Trust.

Supplement dated June 23, 2014 to the Summary Prospectuses, Prospectus and Statement

of Additional Information (“SAI”) each dated March 30, 2014

On June 20, 2014, at the request of WBI Investments, Inc., the investment adviser to the Funds (the “Advisor”), the Board of Trustees (the “Board”) of Advisors Series Trust approved an amended and restated Shareholder Servicing Plan on behalf of the Funds pursuant to which the shareholder servicing plan fee for each Fund’s Institutional Class is reduced from 0.40% to 0.25% effective from July 1, 2014 through June 30, 2015.

The Board also approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Funds, and the Advisor, pursuant to which the Advisor has agreed to reduce each Fund’s Institutional Class expense caps from 1.75% to 1.60%, effective from July 1, 2014 through June 30, 2015:

In connection with these changes, the “Fees and Expenses of the Fund” section on page 1 of each of the Summary Prospectuses and pages 1, 7, 12 and 17 of the Statutory Prospectus is hereby deleted and replaced with the following:

WBI ABSOLUTE RETURN DIVIDEND GROWTH FUND

Risk/Return [Heading]	rr_RiskReturnHeading	WBI Absolute Return Dividend Growth Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Shareholder Servicing Plan Fees have been restated to reflect current fees in effect for the period from July 1, 2014 through June 30, 2015.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Dividend Growth Fund and does not include expenses attributed to current shareholder servicing plan fees and acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Dividend Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
All other references contained in the Summary Prospectuses and SAI to the expense cap of 1.75% for each Fund’s Institutional Class shares are hereby superseded by the information contained in this supplement.

*   *   *   *   *

Please retain this Supplement with your Summary Prospectuses, Prospectus and SAI.

No Load Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,520
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,091

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Dividend Growth Fund and does not include expenses attributed to current shareholder servicing plan fees and acquired fund fees and expenses ("AFFE").
[2]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Dividend Growth Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load Class shares and 1.60% of average daily net assets for Institutional Class shares (the "Expense Caps"). The No Load Class Expense Cap will remain in effect through at least March 29, 2015, and the Institutional Class Expense Cap will remain in effect through at least June 30, 2015, and each may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.
[3]	Shareholder Servicing Plan Fees have been restated to reflect current fees in effect for the period from July 1, 2014 through June 30, 2015.